Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of income tax provision (benefit) consists

Provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018
Current:
Federal	$(4,124)	$958	$8
State	(20)	(130)	507
Foreign	56	430	268
Total Current	(4,088)	1,258	783
Deferred:
Federal	3	(1,942)	3,805
State	1	1	2,040
Foreign	—	—	—
Total Deferred	4	(1,941)	5,845
Provision for (benefit from) income taxes	$(4,084)	$(683)	$6,628

Schedule of Deferred Income Tax Assets and Liabilities

The Company’s deferred income tax assets and liabilities as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforward	$42,698	$27,325
Tax credits	13,387	5,099
Deferred revenue	224	4,601
Accruals and reserves	3,449	4,336
Inventories	1,850	2,176
Stock-based compensation	16,179	129
Other	117	52
Total deferred tax assets	77,904	43,718
Deferred tax liabilities:
Depreciation and amortization	(1,203)	(1,820)
Prepaids	(1,149)	(427)
Total deferred tax liabilities	(2,352)	(2,247)
Net deferred tax assets before valuation allowance	75,552	41,471
Valuation allowance	(75,558)	(41,473)
Net deferred tax assets (liabilities)	$(6)	$(2)

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate

The provision for (benefit from) income taxes differ from the amounts computed by applying the U.S. federal income tax rate to income (loss) before income taxes for the following reasons:

	Year Ended December 31,
	2020	2019	2018
U.S. federal provision at statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	1.5	1.3	7.4
Foreign income taxes at rates other than the U.S. rate	—	(0.4)	(0.1)
Tax credits	3.0	6.7	4.5
Withholding taxes	(1.7)	(1.5)	—
Permanent items	(1.4)	(0.2)	(0.7)
Uncertain tax benefits	(0.2)	(0.2)	(0.5)
2019 CARES Act impact	4.3	—	—
Prior year return to provision adjustments	(1.7)	(0.1)	0.2
Change in valuation allowance	(22.0)	(25.7)	(43.2)
Other	(0.1)	0.1	(0.5)
Effective tax rate	2.7%	1.0%	(11.9)%

GRAF INDUSTRIAL CORP.
Schedule of income tax provision (benefit) consists

		For the period from
		June 26,
	For the Year	2018 (inception)
	Ended	through
	December 31, 2019	December 31, 2018

Federal	$1,079,282	$214,655
State	—	—
Deferred
Federal	129,196	37,594
State	—	—
Valuation allowance	(129,196)	(37,594)
Income tax provision	$1,079,282	$214,655

Schedule of Deferred Income Tax Assets and Liabilities

The Company’s net deferred tax assets are as follows:

	December 31,
	2019	2018

Start Up/Organization Costs	$166,790	$37,594
Total deferred tax assets	166,790	37,594
Valuation allowance	(166,790)	(37,594)
Deferred tax asset, net of allowance	$—	$—

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate is as follows:

	December 31,
	2019	2018
Statutory Federal income tax rate	21.0%	21.0%
Meals & entertainment	(0.0)%	0.0%
Change in fair value of warrant liabilities	(28.4)%	(16.9)%
Change in Valuation Allowance	(1.0)%	0.9%
Income Taxes Provision (Benefit)	(8.4)%	5.0%